Ordinary Shares and Treasury Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2013 ADSs	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2013 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares
Ordinary Shares and Treasury Shares
Ordinary shares, shares authorized			100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares issued			49,030,944	48,130,944
Ordinary shares issued to depository for issuance of ADS upon the exercise of options			339,366	421,358
Treasury shares
Aggregate value of ADS authorized to be repurchased under share repurchase plan						$ 10,000	$ 10,000
Period of share repurchase plan					12 months	1 year	1 year
ADSs repurchased under share repurchase plan (in shares)								931,593	2,004,526
Aggregate value of ADS repurchased under share repurchase plan (in dollars)	33,097	63,702						$ 5,359	$ 10,076
Shares cancelled										0	258,450
Ordinary shares repurchased but not cancelled			4,145,729	2,748,339						4,145,729